CASH	12 Months Ended
Mar. 31, 2026
CASH
CASH

3. CASH

The Company’s cash is invested in business accounts, which are available on demand by the Company. The cash balance at March 31, 2026 included $305,349 of advance contributions to be spent on exploration expenditures (note 7) and $224,234 in deferred expenditures for services agreement (note 8).